Leases - Amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Cash outflow related to lease liabilities	$ 368,931	$ 319,166